Equity (Details) - Schedule of RSUs and PSUs activity - $ / shares	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(51,826)
Restricted And Phantom Share Units Member
Equity (Details) - Schedule of stock options outstanding [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number	4,863,363	3,842,232
Granted, Number of RSUs and PSUs	1,819,251
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	772,939
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(25,181)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 15.40	$ 17.95
Granted, Weighted Average Grant Date Fair Value	11.84
Vested, Weighted Average Grant Date Fair Value	19.63
Forfeited, Weighted Average Grant Date Fair Value	$ 18.42